Property, plant and equipment (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 09, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal		$ 322.3
Arizona [Member] | Cash-generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)		5.3	$ 3.8
Impairment reversal		$ 322.3
Copper World, Inc [Member] | Mitsubishi Corporation [Member] | Events after reporting period [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of non-controlling interest	30.00%